Property and Equipment	12 Months Ended
Dec. 31, 2016
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

Note 4 – Property and Equipment

Property and equipment consist of the following:

	As of December 31,
	2016	2015
Lab equipment	$304,499	$222,724
Computer and equipment	21,378	14,238
Total property and equipment	325,877	236,962
Less: accumulated depreciation	(95,365)	(37,387)
Total property and equipment, net	$230,512	$199,575

Depreciation expense related to property and equipment for the years ended December 31, 2016 and 2015 was $57,978 and $30,727, respectively.